As filed with the U.S. Securities and Exchange Commission on 04/08/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23358

Angel Oak Financial Strategies Income Term Trust
(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326
(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326
(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC  20006

404-953-4900

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  January 31, 2020

Item 1. Reports to Stockholders.

Annual Report

January 31, 2020

Angel Oak Financial Strategies Income Term Trust

Angel Oak Capital Advisors, LLC 3344 Peachtree Road NE Suite 1725

Atlanta, GA 30326 (404) 953-4900

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

 If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (855) 751-4324 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

Table of Contents

Letter to Shareholders
Investment Results and Portfolio Holdings	3
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Cash Flows	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	13
Report of the Independent Registered Public Accounting Firm	22
Additional Information	23
Notice of Privacy Policy and Practices	27

Dear Shareholder,

Risk and risk-free assets had a banner year in 2019, thanks to the Powell pivot and a subsequent mid-cycle easing campaign. The Federal Open Market Committee (FOMC) realized it had tightened too far, too fast after nine rate hikes. The last hike, in December 2018, was clearly a mistake; fortunately, the FOMC reversed course, abandoned the Phillips curve, and eased three times in 2019. More important, the FOMC eased while growth was still positive, and sent real rates into negative territory. This proved to be quite the elixir for risk and risk-free assets in 2019. The S&P 500 had one of the best total returns of the post-crisis period, and traditional fixed income benchmarks, such as the Bloomberg Barclays U.S. Aggregate Bond Index, had an exceptional year primarily due to the significant amount of interest rate sensitivity in the composite.

Heading into 2020, we were firmly in the soft landing, not the recession, camp. Things quickly changed though due to the emergence of COVID-19 and subsequent concerns surrounding growth and potential for recession. Equity weakness and widening of credit spreads across all credit products has been swift and pronounced. Amid the volatility, the structured credit markets have not been immune, but we continue to believe in the fundamental credit quality of predominately senior cash flows we target in U.S. structured credit and strong balance sheets of U.S. financials and select corporate credits.

Thank you for your continued support.

Respectfully yours,

Sam Dunlap

Chief Investment Officer, Public Strategies

The opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be accompanied or preceded by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.

The Angel Oak Funds are distributed by Quasar Distributors, LLC.

Definitions:

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

Duration: Measures a portfolio's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the price change relative to interest rate movements.

Phillips curve: An economic model describing an inverse relationship between rates of unemployment and corresponding rates of inflation that result within an economy.

S&P 500 Total Return Index: An American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in an index.

Angel Oak Financial Strategies Income Term Trust

How did the Fund perform during the period?

For the period from the Fund's inception on May 31, 2019 through January 31, 2020, the Fund's Shares (FINS) returned 6.89%. During the same period, the Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.74%.

What were the main contributors to and detractors from the Fund's performance during the period?

The financial sector accounts for over 99% of the Fund's assets. There are three areas of primary focus within the financial sector: community bank debt, non-bank financials debt and financial sector preferred equity. The Fund's asset allocation comprises 78% of assets in community bank debt, 16% of assets in non-bank financials, and 6% of assets in preferred equities of banks and non-bank financials.

Investment-grade financial sector credit performed well during the period and was the main contributor to the Fund's performance. Financial sector preferred equity also contributed to the Fund's performance. The Fund outperformed its benchmark during the period. Credit spread widening helped offset some of the impact of lower interest rates over the period, and financial sector earnings were strong. The banking sector in particular delivered solid results with positive earnings growth and strong credit fundamentals. Increasing banking sector merger and acquisition activity is a positive tailwind for the industry and the debt in which the Fund invests.

Past performance is not a guarantee of future results.

Investing involves risk; Principal loss is possible. An investment in the Fund includes, but is not limited to, risks and considerations related to: Industry Concentration Risk, Closed-End Fund Risk, Conflicts of Interest Risk, Convertible Securities Risk, Credit Risk, Derivatives Risk, Distributions Risk, Equity Risk, Extension Risk, Fixed Income Instruments Risk, Floating or Variable Rate Securities Risk, General Market Risk, High-Yield Securities Risk, Illiquid Securities Risk, Interest Rate Risk, International Securities Risk, Large Investors Risk, Leverage Risk, LIBOR Risk, Limited Investment Opportunities Risk, Limited Operating History Risk, Limited Term Risk, Liquidity and Valuation Risk, Management Risk, Market Discount Risk, Maturity and Duration Risk, Non-Diversification Risk, Portfolio Turnover Risk, Prepayment Risk, Rating Agencies Risk, Regulatory and Legal Risk, Repurchase Agreements Risk, Reverse Repurchase Agreements Risk, Registered Investment Companies Risk, Senior Debt, Subordinated Debt and Preferred Securities of Banks and Diversified Financial Companies Risk, Structured Products Risk, Trust Preferred Securities Risk, Uncertain Tax Treatment Risk, Unrated Securities Risk, U.S. Government Securities Risk, and other risks. For more information on these risks and other risks of the Fund, please see the Prospectus.

Definitions:

Basis point (bps): One hundredth of one percent. Used to denote the percentage change in a financial instrument.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities. It is not possible to invest directly in an index.

Duration: Measures a portfolio's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the price change relative to interest rate movements.

Spread: The difference in yield between two bonds of similar maturity but different credit quality.

Investment Results – (Unaudited)

Fund Information (as of January 31, 2020)

Market Price	$21.30
NAV	$20.53
Premium (Discount) to NAV	3.75%
Market Price Distribution Rate(1)	6.56%
NAV Distribution Rate(1)	6.81%

(1)Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital ("ROC") of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice.

Cumulative Returns(2)

(For the Year Ended January 31, 2020)

Since Inception(3)
Angel Oak Financial Strategies Income Term Trust – NAV	6.89%
Angel Oak Financial Strategies Income Term Trust – Market Price	10.86%
Bloomberg Barclays Aggregate Bond Index(4)	5.74%

(2)Return figures reflect any change in price per share and assume the reinvestment of all distributions under the Fund's dividend reinvestment plan. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

(3)Inception date is May 31, 2019.

(4)The Bloomberg Barclays U. S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund's return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Financial Strategies Income Fund is to seek current income with a secondary objective of total return.

*As a percentage of total investments.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments

January 31, 2020

	Principal
	Amount	Value
Collateralized Loan Obligations – 0.09%
JFIN CLO Ltd., Series 2013-1A, Class ER,
8.319% (3 Month LIBOR USD + 6.500%), 1/22/2030 (a)(b)	$ 250,000	$ 220,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost – $220,121)		220,000
Corporate Obligations – 123.10%
Financial – 119.92%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%),
10/1/2029 (a)	1,750,000	1,796,483
Ameris Bancorp, 4.250% (SOFR + 2.940%), 12/15/2029 (a)(c)	3,000,000	3,061,290
Avidbank Holdings, Inc., 5.000% (SOFR + 3.595%), 12/30/2029 (a)(b)	6,000,000	6,060,000
B. Riley Financial, Inc., 6.500%, 9/30/2026	160,000	4,040,000
B. Riley Financial, Inc., 6.875%, 9/30/2023	57,000	1,444,950
BancorpSouth Bank, 4.125% (3 Month LIBOR USD + 2.470%), 11/20/2029 (a)(c)	2,000,000	2,072,519
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%),
12/10/2025 (a)(b)	6,500,000	6,604,944
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)	9,000,000	9,383,688
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%),
7/30/2029 (a)(b)(d)	5,000,000	5,161,774
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (a)(d)	7,500,000	7,820,245
Bar Harbor Bankshares, 4.625% (SOFR + 3.270%), 12/1/2029 (a)(b)	3,000,000	3,041,256
Beal Trust I, 5.396% (6 Month LIBOR USD + 3.625%), 7/30/2037 (a)	5,000	5,000,000
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)(c)	750,000	774,313
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)	2,500,000	2,542,914
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)	5,000,000	5,163,269
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (b)	6,000,000	6,207,380
Community Heritage Financial, Inc.,
5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(b)	4,500,000	4,601,753
Congressional Bancshares, Inc., 5.750% (SOFR + 4.390%), 12/1/2029 (a)(b)	2,000,000	2,025,153
Cowen, Inc., 7.250%, 5/6/2024 (b)(c)	4,000,000	4,199,463
Customers Bancorp, Inc., 4.500%, 9/25/2024	1,750,000	1,796,543
Empire Bancorp, Inc., 7.375%, 12/17/2025 (b)	3,000,000	3,138,934
FedNat Holding Co., 7.500%, 3/15/2029 (b)(c)	5,000,000	5,376,738
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)(c)(d)	12,000,000	12,528,192
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (a)(b)(c)	2,000,000	2,064,886
First Business Financial Services, Inc.,
5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(b)(c)(d)	10,000,000	10,275,042
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (a)	300,000	7,860,000
First Midwest Capital Trust I, 6.950%, 12/1/2033	1,761,000	2,042,760
First National of Nebraska, Inc.,
4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)(c)	1,500,000	1,531,566
First Priority Bank, 7.000%, 11/30/2025 (b)	3,000,000	3,096,041
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(b)(d)	7,000,000	7,297,562
German American Bancorp, Inc., 4.500% (3 Month LIBOR USD + 2.680%),
6/30/2029 (a)(c)	1,500,000	1,541,405
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	7,000,000	7,367,500
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (a)(d)	3,500,000	3,609,239
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%),
3/15/2029 (a)(b)(c)	2,000,000	2,088,662
Investar Holding Corp., 5.125% (3 Month LIBOR USD + 3.490%), 12/30/2029 (a)(b)	4,000,000	4,100,787
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%),
1/15/2027 (a)(b)(c)	3,000,000	3,103,540
JPMorgan Chase & Co., 2.409% (3 Month LIBOR USD + 0.500%), 2/1/2027 (a)	6,459,000	6,173,738

KeyCorp Capital I, 2.649% (3 Month LIBOR USD + 0.740%), 7/1/2028 (a)	6,776,000	6,324,142
Kingstone Cos, Inc., 5.500%, 12/30/2022 (c)	2,995,000	3,059,919

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments – (continued)

January 31, 2020

	Principal
	Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)
(c)	$5,000,000	$ 5,120,778
Luther Burbank Corp., 6.500%, 9/30/2024 (b)(c)	9,500,000	10,120,596
Meridian Corp., 5.375% (SOFR + 3.950%), 12/30/2029 (a)(b)	4,000,000	4,233,370
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)(d)	5,000,000	5,218,267
National Bank of Indianapolis Corp.,
5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)	7,000,000	7,166,308
New York Community Bancorp, Inc.,
5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (a)(c)	2,890,000	3,074,134
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)(c)	1,000,000	1,015,920
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(b)	2,000,000	2,030,000
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(b)	4,000,000	4,138,330
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	2,600,000	2,716,845
Pinnacle Financial Partners, Inc., 4.125% (3 Month LIBOR USD + 2.775%),
9/15/2029 (a)(c)	4,000,000	4,134,405
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (a)(b)	4,000,000	4,073,417
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (a)
(c)	2,500,000	2,535,294
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (a)(c)	1,250,000	1,277,534
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)(c)	4,000,000	4,149,757
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (a)
(c)	2,500,000	2,597,582
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,700,000	2,767,737
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)
(b)(c)	4,000,000	4,145,257
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)(c)	4,050,000	4,139,940
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%),
10/15/2026 (a)	3,000,000	3,099,365
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (b)	2,250,000	2,333,705
Trinity Capital, Inc., 7.000%, 1/16/2025 (b)	80,000	2,000,000
Triumph Bancorp, Inc., 4.875% (3 Month LIBOR USD + 3.330%), 11/27/2029 (a)(c)	4,000,000	4,137,927
United Insurance Holdings Corp., 6.250%, 12/15/2027 (c)	4,500,000	4,712,851
Veritex Holdings, Inc., 4.750% (SOFR + 3.470%), 11/15/2029 (a)(b)(c)	1,750,000	1,807,085
Volunteer State Bancshares, Inc., 5.750% (SOFR + 4.365%), 11/15/2029 (a)(b)(c)	2,000,000	2,048,134
White River Bancshares Co., 5.875% (SOFR + 4.420%), 12/31/2029 (a)(b)	5,000,000	5,140,285
Wintrust Financial Corp., 4.850%, 6/6/2029 (c)	5,000,000	5,507,695
WT Holdings, Inc., 7.000%, 4/30/2023 (b)(c)	2,700,000	2,741,823

		283,562,931

Real Estate Investment Trust – 3.18%
Ready Capital Corp., 6.200%, 7/30/2026	280,000	7,532,000

TOTAL CORPORATE OBLIGATIONS
(Cost – $284,115,087)		291,094,931
	Shares
Preferred Stocks – 8.78%
Financial – 2.66%
BancorpSouth Bank	200,000	5,220,000
TriState Capital Holdings, Inc.	40,000	1,070,600

		6,290,600
Real Estate Investment Trust – 6.12%

AGNC Investment Corp.	160,000	4,152,000
Annaly Capital Management, Inc.	160,000	4,176,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments – (continued)

January 31, 2020

		Shares	Value
Preferred Stocks – (continued)
Real Estate Investment Trust – (continued)
ARMOUR Residential, Inc.		80,000	$2,008,000
Ellington Financial, Inc.		80,000	2,084,800
New York Mortgage Trust, Inc.		80,000	2,052,000
			14,472,800

TOTAL PREFERRED STOCKS
(Cost – $20,033,200)			20,763,400
Short-Term Investments – 1.30%
Money Market Funds – 1.30%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.450% (e)		3,066,209	3,066,209

TOTAL SHORT-TERM INVESTMENTS
(Cost – $3,066,209)			3,066,209
TOTAL INVESTMENTS – 133.27%
(Cost – $307,434,617)			315,144,540

Liabilities in Excess of Other Assets – (33.27%)			(78,682,397)
NET ASSETS – 100.00%			$236,462,143
LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of January 31, 2020.

(b)Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At January 31, 2020, the value of these securities amounted to $160,869,278 or 68.03% of net assets.

(c)All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At January 31, 2020, the value of securities pledged amounted to $114,944,246.

(d)All or a portion of the security has been pledged as collateral in connection with open credit agreements. At January 31, 2020, the value of securities pledged amounted to $41,569,231.

(e)Rate disclosed is the seven-day yield as of January 31, 2020.

Schedule of Open Reverse Repurchase Agreements

	Interest	Trade		Net Closing
Counterparty	Rate	Date	Maturity Date	Amount	Face Value
Lucid Management and Capital Partners LP	2.750%	1/16/2020	2/13/2020	$55,732,952	$55,614,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Statement of Assets and Liabilities

January 31, 2020

Financial Strategies
Income Term Trust
Assets
Investments in securities at fair value (cost $307,434,617)	$315,144,540
Cash	100,000
Interest receivable	3,154,733
Prepaid expenses	9,134
Total Assets	318,408,407

Liabilities
Payable for reverse repurchase agreements	55,614,000
Payable for credit agreements	25,900,000
Interest payable for credit and reverse repurchase agreements	158,280
Payable to Adviser	231,101
Payable to administrator, fund accountant, and transfer agent	20,751
Payable to custodian	2,800
Other accrued expenses	19,332
Total Liabilities	81,946,264
Net Assets	$236,462,143

Net Assets consist of:
Paid-in capital	$228,752,220
Total distributable earnings (accumulated deficit)	7,709,923
Net Assets	$236,462,143

Shares outstanding (unlimited number of shares authorized, par value of $0.001 per share)	11,519,934
Net asset value ("NAV") per share	$20.53

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the Period Ended January 31, 2020 (a)

Financial Strategies
Income Term Trust
Investment Income
Interest	$8,172,868
Dividends	1,084,759
Total Investment Income	9,257,627

Expenses
Investment Advisory (See Note 5)	2,387,814
Interest & commissions	746,867
Service fees (See Note 5)	212,250
Legal	150,555
Miscellaneous	42,103
Administration	34,227
Printing	31,345
Audit & tax	29,200
Trustee	28,574
Transfer agent	25,411
Fund accounting	21,863
Custodian	9,168
Compliance	9,073
Insurance	2,817
Registration	350
Total Expenses	3,731,617
Fees contractually waived by Adviser (See Note 5)	(154,748)
Fees voluntarily waived by Adviser (See Note 5)	(619,063)
Net expenses	2,957,806
Net Investment Income (Loss)	6,299,821
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,445,030
Net change in unrealized appreciation (depreciation) on investments	7,709,923
Net realized and unrealized gain (loss) on investments	9,154,953
Net increase (decrease) in net assets resulting from operations	$15,454,774

(a) Fund commenced operations on May 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Statement of Cash Flows

For the Period Ended January 31, 2020 (a)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$15,454,774
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in)
operating activities:
Net amortization and accretion of premium and discount	222,288
Purchases of short-term investments, net	(3,066,210)
Purchases of investments	(357,691,803)
Proceeds from sales of long-term investments	54,546,138
Net change in unrealized appreciation on investments	(7,709,923)
Net realized (gain) loss on investments	(1,445,030)
(Increase) Decrease in:
Dividends and interest receivable	(3,154,733)
Prepaid expense	(9,134)
(Increase) Decrease in:
Interest payable for credit and reverse repurchase agreements	158,280
Payable to Adviser	231,101
Payable to administrator, fund accountant and transfer agent	20,751
Payable to custodian	2,800
Other accrued expenses	19,332
Net cash provided by (used in) operating activities	(302,421,369)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	230,277,760
Distributions paid to shareholders	(9,370,391)
Purchases of reverse repurchase agreements	55,614,000
Increase in borrowings	25,900,000
Net cash provided by (used in) financing activities	302,421,369
Net change in cash	$–
CASH:
Beginning Balance	$100,000

Ending Balance	$100,000
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$588,587
Non-cash financing activities-distributions reinvested	21,192

(a) Fund commenced operations on May 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Statement of Changes in Net Assets

For the Period Ended
January 31, 2020 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$6,299,821
Net realized gain (loss) on investment transactions	1,445,030
Net change in unrealized appreciation (depreciation) on investments	7,709,923
Net increase (decrease) in net assets resulting from operations	15,454,774

Distributions to Shareholders
Total distributions	(7,744,851)
Return of capital	(1,646,732)

Total distributions to shareholders	(9,391,583)

Capital Transactions
Proceeds from shares sold	230,277,760
Reinvestment of distributions	21,192
Net increase (decrease) in net assets resulting from capital transactions	230,298,952

Total Increase (Decrease) in Net Assets	236,362,143
Net Assets
Beginning of period	100,000
End of period	$236,462,143

Share Transactions
Shares sold	11,513,888
Shares issued in reinvestment of distributions	1,046
Net increase (decrease) in share transactions	11,514,934

(a) Fund commenced operations on May 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust Financial Highlights

(For a share outstanding during each period)

For the Period Ended
January 31, 2020 (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income (loss)	0.55
Net realized and unrealized gain (loss) on investments	0.80
Total from investment operations
1.35
Less distributions to shareholders:
From net investment income	(0.67)
Return of capital	(0.15)
Total distributions	(0.82)

Net asset value, end of period	$20.53
Total return on net asset value (b)(c)	6.89%
Total return on market value (b)(d)	10.86%
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)	$236,462
Ratio of expenses to average net assets after waiver and reimbursement (e)(f)(g)(h)(i)	1.91%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (i)	3.58%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (i)	4.08%
Portfolio turnover rate (b)	21.14%
Credit facility and reverse repurchase agreements, end of period (000s)	$81,514
Asset coverage per $1,000 unit of senior indebtedness (j)	$3,901
(a) Fund commenced operations on May 31, 2019.
(b) Not annualized.
(c) Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
(d) Total return on market value is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
(e) Ratio of expenses to average net assets before waiver and reimbursement.	2.41%
(f) Ratio of expenses to average net assets before waiver and reimbursement excluding
interest expense.	1.93%
(g) Ratio of expenses to average net assets after waiver and reimbursement excluding interest
expense.	1.43%
(h) Ratio of expenses to average managed assets after waiver and reinvestment excluding interest expense. Average managed assets represent the total assets of the fund, including the assets attributable to the proceeds from any forms of financial leverage, less liabilities,
other than liabilities related to any form of leverage.	1.25%
(i) Annualized for periods less than one year.
(j) Calculated by subtracting the Fund's total liabilities (not including borrowings) from the
Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements

January 31, 2020

NOTE 1. ORGANIZATION

Angel Oak Financial Strategies Income Term Trust (the "Trust" or the "Fund"), a Delaware statutory trust organized on June 14, 2018, is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940 as amended (the "1940 Act"). The Trust's sole series is the Fund. The Fund commenced operations on May 31, 2019 and is listed on the New York Stock Exchange ("NYSE") under the symbol "FINS". The investment objective of the Fund is to seek current income with a secondary objective of total return.

The Fund will terminate on or before May 31, 2031 (the "Termination Date"); provided, that if the Board of Trustees (the "Board") believes that, under then-current market conditions, it is in the best interests of the Fund to do so, the Fund may extend the Termination Date: (i) once for up to one year (i.e., up to May 31, 2032), and (ii) once for up to an additional six months (i.e., up to November 30, 2032), in each case upon the affirmative vote of a majority of the Board and without Shareholder approval. In determining whether to extend the Termination Date, the Board may consider the inability to sell the Fund's assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board may determine that market conditions are such that it is reasonable to believe that, with an extension, the Fund's remaining assets will appreciate and generate income in an amount that, in the aggregate, is meaningful relative to the cost and expense of continuing the operation of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America ("GAAP"). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Codification Topic 946 "Financial Services-Investment Companies."

Securities Valuation and Fair Value Measurements – The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, corporate obligations and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, "Nasdaq"), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then:

(i)the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. "Composite Market" means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets ("OTC") as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the "Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$220,000	$–	$220,000
Corporate Obligations	–	291,094,931	–	291,094,931
Preferred Stocks	19,692,800	1,070,600	–	20,763,400
Short-Term Investments	3,066,209	–	–	3,066,209
Total	$22,759,009	$292,385,531	$–	$315,144,540
Other Financial Instruments*
Liabilities
Reverse Repurchase Agreements	$–	$55,614,000	$–	$55,614,000

*Other financial instruments are derivative instruments, such as reverse repurchase agreements.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.

Federal Income Taxes – The Fund intends to elect and continue to qualify to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security's estimated life. Dividend income and corporate actions, if any, are recorded on the ex-date. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund's shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Distributions to Shareholders – Distributions from the Fund's net investment income are declared and paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the period ended January 31, 2020, certain differences were reclassified. These differences were primarily related to return of capital distributions; the amounts did not affect net assets. The reclassifications were as follows:

Distributable
earnings
(accumulated
Paid-in capital	deficit)
$ (1,646,732)	$1,646,732

Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund's NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust's organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government securities and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or pollical conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund's net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Repurchase Agreements – Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or the date of maturity of the purchased security. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund's custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The exercise of the Fund's right to liquidate such collateral could involve certain costs or delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund did not hold any repurchase agreements during the period ended January 31, 2020.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

	Overnight and			Greater than
Reverse Repurchase Agreements	Continuous	Up to 30 Days	30-90 Days	90 Days	Total
Corporate Obligations	$–	$55,614,000	$–	$–	$55,614,000

Total	$–	$55,614,000	$–	$–	$55,614,000

Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$55,614,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Subordinated Debt of Banks and Diversified Financial Companies – The Fund may invest in subordinated debt securities, sometimes also called "junior debt," which are debt securities for which the issuer's obligations to make principal and interest payment are secondary to the issuer's payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

High Yield Securities – The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These "high-yield" securities, also known as "junk bonds," will generally be

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products – The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks – The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Futures Contracts – The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the fair value of the contract at the end of each day's trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund's cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The Fund did not hold any futures contracts during the period ended January 31, 2020.

Options – The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of the Fund or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

The Fund may close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option. The Fund did not hold any options during the period ended January 31, 2020.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Swaps – The Fund may enter into swap contracts to hedge various investments for risk management or to pursue its investment objective. The Fund may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps, options on foregoing swaps, and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as "counterparty risk," regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Swap agreements are valued by a pricing service and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Fund did not hold any swaps during the period ended January 31, 2020.

Trust Preferred Securities – The Fund may invest in trust preferred securities, or "TruPS," which are securities that are typically issued by banks and other financial institutions that combine the features of corporate debt securities and preferred securities as well as certain features of equity securities. TruPS are typically issued by banks and other financial institutions, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Many TruPS are issued by trusts or other special purpose entities established by banks and other financial institutions and are not a direct obligation of those banks and other financial institutions. The TruPS market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. TruPS are typically issued with a final maturity date, although some (usually those of foreign issuers) are perpetual in nature. TruPS are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, TruPS typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the TruPS have not been made), TruPS are often deemed to be a close substitute for traditional preferred securities. TruPS also possess many of the typical characteristics of equity securities due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the issuer's profitability as opposed to any legal claims to specific assets or cash flows. The Fund did not hold TruPS during the period ended January 31, 2020.

NOTE 3. FUND CERTIFICATION

The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE's listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.

NOTE 4. DERIVATIVE TRANSACTIONS

Balance Sheet Offsetting Information

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements ("netting agreements"). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of January 31, 2020, the Fund was not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of January 31, 2020.

Gross Amounts Not Offset in
Statement of Assets and Liabilities
Net Amounts of
	Gross Amounts	Liabilities
	Offset in	Presented in
	Statement of	Statement of
Gross Amounts of	Assets and	Assets and	Financial	Cash Collateral
Recognized Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Reverse Repurchase Agreements	$55,614,000	$–	$55,614,000	$55,614,000	$–	$–

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Fund (the "Agreement"), the Adviser manages the Fund's investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily Managed Assets (as defined below) of the Fund. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes) ("Managed Assets"). The Adviser has voluntarily agreed to waive its management fee to 1.00% of the Fund's Managed Assets for the first year of the Fund's operation. The Adviser may not recoup from the Fund any waived amount or reimbursed expenses pursuant to this arrangement. The Adviser may amend or discontinue this voluntary waiver at any time without advance notice.

The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund's Total Annual Fund Operating Expenses to 0.25% of the Fund's Managed Assets (the "Expense Limit") through at least May 31, 2020 (the "Limitation Period"). The Expense Limit may be eliminated at any time by the Board, on behalf of the Fund, upon 60 days' written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limit may not be terminated by the Adviser without the consent of the Board of Trustees. The contractual waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). The amount subject to repayment by the Fund, pursuant to the aforementioned conditions at January 31, 2020, is $154,748 and is recoverable through January 31, 2023.

Destra Capital Investments LLC ("Destra") provides investor support services in connection with the ongoing operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of financial intermediaries, and communicating with the NYSE specialist for the Shares, and with the closed-end fund analyst community regarding the Fund on a regular basis. The Fund pays Destra a service fee in an annual amount equal to 0.12% of the average aggregate daily value of the Fund's Managed Assets during the Fund's first year of operations and 0.10% of the average daily value of the Fund's Managed Assets if the Fund's average Managed assets is less than $500 million, otherwise the Fund will pay 0.07% of the average daily value of the Fund's Managed Assets from the end of the Fund's first year of operations through the Termination Date.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator ("Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund's fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the "Custodian") serves as custodian to the Fund.

Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser.

NOTE 6. ORGANIZATIONAL AND OFFERING COSTS

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. These organization and offering expenses were paid by the Adviser and are not be subject to reimbursement by the Fund.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 7. INVESTMENT TRANSACTIONS

For the period ended January 31, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities were as follows:

Purchases	Sales
$357,691,803	$54,420,625

For the period ended January 31, 2020, there were no purchases or sales of U.S. Government securities for the Fund.

During the period ended January 31, 2020, the Fund purchased securities from an affiliated Fund of the Adviser, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $95,484,673.

NOTE 8. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the period ended January 31, 2020, were as follows:

2020*
Distributions paid from:
Ordinary Income	$ 7,742,570
Net Long-Term Capital Gain	2,281
Return of Capital	1,646,732
Total	$ 9,391,583

*Fund commenced operations on May 31, 2019.

At January 31, 2020, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$307,434,617
Unrealized Appreciation*	7,983,329
Unrealized Depreciation*	(273,406)
Net Unrealized Appreciation (Depreciation)*	$7,709,923
Undistributed Ordinary Income	–
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$7,709,923
Other Accumulated Gain (Loss)	–
Distributable Earnings (Accumulated Deficit)	$7,709,923

*Represents aggregated amounts of Fund's investments and reverse repurchase agreements. There were no temporary differences between book basis and tax basis in the Fund.

As of January 31, 2020, the Fund did not have any capital loss carry forwards.

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund's following taxable year. For the tax period ended January 31, 2020, the Fund did not defer any post-October losses.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

January 31, 2020

NOTE 9. CREDIT AGREEMENTS

On September 17, 2019, the Fund entered into a $30 million line of credit agreement (the "Facility") with IBERIABANK, which matures September 17, 2022. Under the Facility, interest is charged on a floating rate based on one-month LIBOR plus 2.40% and is payable on the last day of the interest period, which was 4.06% as of January 31, 2020. The Fund is required to pay IBERIABANK a commitment fee of 0.50% on the unused portion of the Facility if the Fund does not achieve a 75% utilization rate in each year. This commitment fee is waived for the first year. The Fund paid an origination fee of $120,000 and other expenses on September 17, 2019, which were paid upfront and are being accrued for daily over the life of the loan. For the period ended January 31, 2020, the average principal balance and interest rate was $14,965,672 and 4.19%. The maximum loan outstanding during the year was $25,900,000 from December 20, 2019, through January 31, 2020. As of January 31, 2020, the outstanding principal balance under the Facility was $25,900,000.

NOTE 10. ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU")

No. 2017-08, Receivable – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated and adopted ASU 2017-08 and concluded these changes do not have a material impact on the Fund's financial statements.

In August 2018, FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 11. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The board and board of directors of the Vivaldi Opportunities Fund announced on February 6, 2020 the approval of a merger proposal to be considered by shareholders of each fund. The proposed merger, which was originally anticipated to be completed early in the second quarter of 2020, is now expected to be completed later in 2020, subject to required shareholder approvals and the satisfaction of applicable regulatory requirements and other customary closing conditions.

Management has considered the effects the global COVID-19 pandemic crisis has had on financial markets around the world. The U.S. Federal Reserve Bank and other central banks have taken aggressive action to support worldwide markets, which Management believes will help restore confidence and improve liquidity over time. Management has concluded that the fundamental credit characteristics of the assets traded by the Funds continue to be sound and expects attractive relative-value investment opportunities in the future.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Angel Oak Financial Strategies Income Term Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open reverse repurchase agreements, of Angel Oak Financial Strategies Income Term Trust (the "Fund") as of January 31, 2020, and the related statements of operations and cash flows, and changes in net assets, including the related notes, and the financial highlights for the period May 31, 2019 (commencement of operations) through January 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2020, the results of its operations, its cash flows, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Angel Oak Capital Advisors, LLC since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio

March 30, 2020

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the tax year ended January 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2020, the Fund paid qualified dividend income of 14.04%.

For the taxable year ended January 31, 2020, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 14.04%.

For the taxable year ended January 31, 2020, the percentage of ordinary income distributions that are designated as short- term capital gain distributions under Internal Revenue Section 871(k)2(c) was 15.37%.

For the taxable year ended January 31, 2020, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 74.17%.

2. Disclosure of Portfolio Holdings

The Fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund's Part F of Form N-PORT are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC's website at www.sec.gov.

4. Dividend Reinvestment Plan

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), distributions of dividends and capital gains are automatically reinvested in Shares of the Fund by Fund Services, as Plan Agent. Unless a Shareholder indicates another option on the account application or otherwise opts-out, Shareholders holding at least one full Share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in Shares of the Fund and the market price of Shares on the payment date for the distribution or dividend equals or exceeds the Fund's NAV per Share, the Fund will issue Shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional Shares to be credited to each participant's account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive Shares purchased by the Plan Agent on participants' behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per Share purchase price may exceed NAV, resulting in fewer Shares being acquired than if the Fund had issued new Shares.

There are no brokerage charges with respect to Shares issued directly by the Fund. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct the sale of Shares through the Plan Agent are subject to a $25.00 fee plus a sales commission of $4.95.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Purchases of additional Shares of the Fund will be made on the open market. There is no transaction fee, and each participant will pay a pro rata share of brokerage commissions incurred in connection with purchases made on the open market. Shareholders can also sell Fund Shares held in the Plan account at any time by contacting the Plan Agent by telephone or in writing. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on the settlement date, which is three business days after your Shares have been sold. If you choose to sell your Shares through your broker, you will need to request that the Plan Agent electronically transfer your Shares to your broker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone or in writing. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your Shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional Shares and send you the proceeds, less a fee currently set at $25.00 and less a sales commission currently set at $4.95. If a Shareholder does not maintain at least one whole Share in the Plan account, the Plan Agent may terminate such Shareholder's participation in the Plan after written notice. Upon termination, Shareholders will be sent a check for the cash value of any fractional Share in the Plan account, less any applicable broker commissions and taxes. Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 60 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 60 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to Fund Services in writing at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

5. Compensation of Trustees

Each Trustee who is not an "interested person" (i.e., an "Independent Trustee") of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $50,000 (pro-rated for any periods less than one year), paid quarterly as well as $10,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Fund's Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

6. Trustees and Officers

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Fund's Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

		Term of Office	Principal
Name and	Position with	and Length of	Occupation(s) During
Year of Birth	the Trust	Time Served	Past 5 Years
Independent Trustees of the Trust(2)
Ira P. Cohen	Independent Trustee		Executive Vice President,
1959	Trustee,	since 2018,	Recognos Financial
	Chairman	Chairman	(investment industry data
		since 2018;	analysis provider) (since
		indefinite	2015); Independent financial
		terms	services consultant (since
2005).
Number of
Portfolios
in Fund
Complex(1)
Overseen	Other Directorships Held
by Trustee	During the Past 5 Years

6Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).

Number of
Portfolios
in Fund
		Term of Office	Principal	Complex(1)
Name and	Position with	and Length of	Occupation(s) During	Overseen	Other Directorships Held
Year of Birth	the Trust	Time Served	Past 5 Years	by Trustee	During the Past 5 Years
Alvin R. Albe, Jr.	Independent Since 2018; Retired.		6
1953	Trustee	indefinite
		term
Keith M. Schappert	Independent Since 2018;		President, Schappert	6
1951	Trustee	indefinite	Consulting LLC (investment
		term	industry consulting)
			(since 2008).
Andrea N. Mullins	Independent Since 2018;		Private Investor;	6
1967	Trustee	indefinite	Independent Contractor,
		term	SWM Advisors (since 2014).
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu Interested		Since 2018; Chief Investment Officer,		6
1974	Trustee	indefinite	Managing Partner,
		term	Co-Founder, Angel Oak
			Capital Advisors, LLC (since
			2009).

Samuel R. Dunlap, III	Interested	Since 2019; Managing Director and		6
1979	Trustee	indefinite	Senior Portfolio Manager,
		term	Angel Oak Capital Advisors,
			LLC (since 2009)

Director, Syntroleum Corporation (renewable energy firm) (1988 –2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017). Trustee, Mirae Asset Discovery Funds (since 2010); Trustee, Metropolitan Series Fund, Inc. (2009 – 2015); Trustee, Met Investors Series Trust (2012 – 2015); Director, Commonfund Capital, Inc.(since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017). Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017); Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2019).

Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).

Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2019).

(1)The Fund Complex includes the Fund, each series of Angel Oak Funds Trust, and Angel Oak Strategic Credit Fund.

(2)The Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act ("Independent Trustees").

Name and
Year of Birth	Position with the Trust Term of Office and Length of Time Served		Principal Occupation(s) During Past 5 Years
Officers of the Trust
Dory S. Black, Esq.	President	Since 2018; indefinite term	General Counsel, Angel Oak (since
1975			2014).
Adam Langley	Chief Compliance Since 2018; indefinite term		Chief Compliance Officer, Angel Oak
1967	Officer		Capital Advisors, LLC (since 2015);
Chief Compliance Officer, Angel Oak
Strategic Credit Fund (since 2017);
Chief Compliance Officer, Angel Oak
Capital Partners II, LLC (since 2016);
Chief Compliance Officer, Buckhead
One Financial Opportunities, LLC
(since 2015); Chief Compliance
Officer of Falcons I, LLC (since 2018);
Chief Compliance Officer of Hawks I,
LLC (since 2019); Compliance
Manager, Invesco Advisers, Ltd.
(2013 – 2015).
Lu Chang, CFA, FRM, CAIA Secretary		Since 2018; indefinite term	Chief Operations and Risk Officer,
1975			Angel Oak Capital Advisors, LLC
(since 2014).
Daniel Fazioli	Treasurer	Since 2018; indefinite term	Chief Accounting Officer, Angel Oak
1981			Capital Advisors, LLC (since 2015);
Controller, Tang Capital Partners, LP
(2014 – 2015).

Each Trustee holds office for an indefinite term and until the earlier of: the Fund's next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Fund's Amended and Restated Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Fund until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

ANGEL OAK FINANCIAL STRATEGIES INCOME TERM TRUST

Notice of Privacy Policy & Practices

Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

SHAREHOLDER SERVICER

Destra Capital Investments, LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Alvin Albe, Jr is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 01/31/2020
Audit Fees	$25,000
Audit-Related Fees	$0
Tax Fees	$4,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 01/31/2020
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 01/31/2020
Registrant	$4,000
Registrant's Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

ANGEL OAK FUNDS TRUST ANGEL OAK STRATEGIC CREDIT FUND

ANGEL OAK FINANCIAL STRATEGIES INCOME TERM TRUST ANGEL OAK

DYNAMIC FINANCIAL STRATEGIES INCOME TERM TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Boards of Trustees of Angel Oak Funds Trust, Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Dynamic Financial Strategies Income Term Trust (each, a "Trust" and together, the "Trusts") (the "Board") recognize that the Board's right to vote proxies for Trust holdings is an important responsibility and a significant Trust asset. The Board recognizes that the investment adviser of the Trusts and the Trusts' respective series, if any (each, a "Fund" and together with the Trusts, the "Funds"), Angel Oak Capital Advisors, LLC (the "Adviser"), is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted in a timely fashion. The Board therefore delegates the authority to vote proxies to the Adviser, subject to the supervision of the Board.

The Board must approve the Adviser's proxy voting policies and procedures. The Board will monitor the implementation of these policies to ensure that the Adviser's voting decisions:

∙are consistent with the Adviser's fiduciary duty to the Trusts and their shareholders;

∙seek to maximize shareholder return and the value of Trust investments;

∙promote sound corporate governance; and

∙are consistent with each Fund's investment objective and policies.

In the event of a conflict between the interests of the Adviser and the Trusts, the Adviser's policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies. The Board has delegated this authority to the disinterested directors, and the proxy voting direction in such a case shall be determined by a majority of the disinterested directors.

Each Trust will disclose in its annual and semi-annual reports to shareholders that a description (or copy) of the Trust's proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-855- 751-4324, and by accessing the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Each Trust will send a description of its proxy voting policies and procedures within three business days of receipt of a request.

Each Trust will file its complete proxy voting record with the SEC on Form N-PX on an annual basis, by no later than August 31 of each year. Each Trust also will disclose in its SAI and annual and semi-annual reports to shareholders that its proxy voting record is available without charge, upon request, by calling toll-free 1-855-751- 4324, and by accessing the SEC's website. Each Trust must send the information disclosed in the Trust's most recently filed Form N-PX within three business days of receipt of a request.

The Angel Oak Funds Trust will also describe its proxy voting policies and procedures in its Statement of Additional Information ("SAI") in accordance with SEC requirements.

Adopted: October 16, 2014; Reviewed/Amended: October 9, 2015 (no changes); September 14, 2016 (no changes), September 28, 2017, March 28, 2018, June 21, 2018, June 25, 2019 (no changes), November 15, 2019.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) The following provides biographical information about the individuals who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Managers") as of the date of this filing:

Sreeniwas (Sreeni) V. Prabhu is co-founder, Managing Partner, and Chief Investment Officer of the Adviser and a Portfolio Manager of the Fund. Prior to Angel Oak, Mr. Prabhu was the Chief Investment Officer of the investment portfolio at Washington Mutual Bank in Seattle where he managed a $25 billion portfolio. He was also part of the macro asset strategy team at the bank. Mr. Prabhu previously worked for six years at SunTrust Bank in Atlanta, where he was responsible for investment strategies and served as Head Portfolio Manager for the $3 billion commercial mortgage-backed securities portfolio. He began his career at SunTrust in 1998 as a Bank Analyst focused on asset/liability management and liquidity strategies. Mr. Prabhu holds a B.B.A. degree in Economics from Georgia College and State University and an M.B.A. in Finance from Georgia State University.

Johannes Palsson is a Managing Director of the Adviser and a Portfolio Manager of the Fund. Mr. Palsson's primary focus is on investment research and management of community and regional bank debt across the firm's strategies. Prior to joining the Adviser in 2011, Mr. Palsson served as chief financial officer for The Brand Banking Company where he managed the overall finance function. He began his career at SunTrust Robinson Humphrey in 1996 where the scope of his responsibilities included interest rate risk modeling and investment strategies. Mr. Palsson holds a finance degree from Georgia State University and an M.B.A. from Emory University's Goizueta Business School.

Navid Abghari is a Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Prior to joining the Adviser in 2015, Mr. Abghari was an Executive Director at J.P. Morgan Securities in New York where he was responsible for managing the U.S. bespoke tranche trading desk and U.S. hedging activities of the global bespoke tranche exposure. Mr. Abghari holds a B.B.A. in Economics and Finance from the University of Georgia, graduating Summa Cum Laude with Highest Honors.

Cheryl Pate, CFA® is a Portfolio Manager at the Adviser and a Portfolio Manager of the Fund. Ms. Pate has more than 15 years' experience in financial services and primarily focuses on investment research in the community and regional bank debt space. Ms. Pate joined the Adviser in 2017 from Morgan Stanley, where she spent 10 years in equity research focusing on the financial sector. Ms. Pate led the Consumer & Specialty Finance research team as an Executive Director and Senior Lead Analyst. Ms. Pate's research coverage included the consumer finance, specialty finance, mortgage servicing/originations, mortgage REIT, payments, fintech and banking industries. Ms. Pate holds a B.S. in Commerce (Finance) from the University of British Columbia and an M.B.A. from Duke University's Fuqua School of Business. (a)(2)

The following provides information on other accounts managed on a day-to-day basis by the Portfolio Managers listed above as of January 31, 2020:

Sreeniwas (Sreeni) V. Prabhu

Number and Assets of Accounts for
which Advisory Fee is Performance
Number and Assets of Other Accounts				Based
Registered	Other Pooled		Registered	Other Pooled
Investment	Investment	Other	Investment	Investment	Other
Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
8	11	0	0	9	0
$8,436,285,491	$1,753,111,296	$0	$0	$1,018,369,946	$0
Johannes Palsson

Number and Assets of Accounts
for which Advisory Fee is
Number and Assets of Other Accounts			Performance Based
	Other			Other
Registered	Pooled		Registered	Pooled
Investment	Investment	Other	Investment	Investment	Other
Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
1	1	4	0	1	0
$278,274,257	$54,132,115	$323,617,731	$0	$54,132,115	$0

Cheryl Pate

Number and Assets of Accounts
for which Advisory Fee is
Number and Assets of Other Accounts			Performance Based
	Other			Other
Registered	Pooled		Registered	Pooled
Investment	Investment	Other	Investment	Investment	Other
Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
1	1	4	0	1	0
$278,274,257	$54,132,115	$323,617,731	$0	$54,132,115	$0
Navid Abghari
Number and Assets of Accounts
for which Advisory Fee is
Number and Assets of Other Accounts			Performance Based
	Other			Other
Registered	Pooled		Registered	Pooled
Investment	Investment	Other	Investment	Investment	Other
Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
1	1	4	0	1	0
$278,274,257	$54,132,115	$323,617,731	$0	$54,132,115	$0

Potential Conflicts of Interest: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

(a)(3) The following describes how the portfolio managers are compensated as of January 31, 2020:

The Portfolio Managers receive an annual base salary from the Adviser. Mr. Prabhu has an ownership interest in the Adviser and may receive distributions from the Adviser, which may come from profits generated by the Adviser. Each of the Portfolio Managers is eligible to receive a discretionary bonus, which is based on: profitability of the Adviser; assets under management; investment performance of managed accounts; compliance with the Adviser's policies and procedures; contribution to the Adviser's goals and objectives; anticipated compensation levels of competitor firms; effective research; role and responsibilities; client satisfaction; asset retention; teamwork; leadership; and risk management.

(a)(4) The following provides information about the dollar range of equity securities in the registrant beneficially owned by the Portfolio Managers as of January 31, 2020:

Dollar Range of Equity
Portfolio Manager	Securities in the Fund
Sreeni Prabhu	Over $100,000
Johannes Palsson	Over $100,000
Cheryl Pate	$50,001 - $100,000
Navid Abghari	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant's equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)The Registrant's Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Financial Strategies Income Term Trust

By (Signature and Title)* /s/ Dory S. Black

Dory S. Black, President (Principal Executive Officer)

Date 04/03/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dory S. Black

Dory S. Black, President (Principal Executive Officer)

Date 04/03/2020

By (Signature and Title)* /s/ Daniel Fazioli

Daniel Fazioli, Treasurer (Principal Financial Officer)

Date 04/03/2020

* Print the name and title of each signing officer under his or her signature.